BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

10.    BORROWINGS

	As of December 31,
	2019	2020

	(HK$ in thousands)
Borrowings from:
Banks (1)	1,467,586	5,182,620
Other financial institutions	—	300,198
Total	1,467,586	5,482,818

The Group obtained borrowings mainly to support its margin financing business in Hong Kong securities market. Those borrowings bear weighted average interest rates of 4.29% and 1.82% as of December 31, 2019 and 2020, respectively.

(1)	The Group has unused borrowing facilities of HK$3,326,555 thousand and HK$3,285,909 thousand from banks as of December 31, 2019 and 2020, respectively, which are uncommitted. These bank borrowings were pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and bear floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered Rate (“HIBOR”), CNH HIBOR, etc.